Fair Values of Restricted Shares Granted to Employees (Detail) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2011 Restricted Stock Awards	Dec. 31, 2010 Restricted Stock Awards	Dec. 31, 2011 Restricted Stock Awards Minimum	Dec. 31, 2010 Restricted Stock Awards Minimum	Dec. 31, 2011 Restricted Stock Awards Maximum	Dec. 31, 2010 Restricted Stock Awards Maximum
Risk-free interest rates	3.42%	2.94%	0.14%	0.46%
Risk-free interest rates			0.93%	2.61%
Expected dividend yield	2.50%	2.50%	5.00%	5.00%
Fair value of restricted shares					17.39	44.04	22.62	49.27